Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RMB Investors Trust
Entity Central Index Key	0000030126
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class A
Trading Symbol	RMBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.26%
[1]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Net Assets	$ 114,436,175
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,436,175	Portfolio Turnover	41%
Number of Holdings	40	30-Day SEC Yield (Class-Specific)	-0.07%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	12.0%
Alphabet, Inc. - Class A	7.1%
Amazon.com, Inc.	6.3%
NVIDIA Corp.	5.8%
Apple, Inc.	4.2%
Visa, Inc. - Class A	4.0%
AMETEK, Inc.	3.5%
First American Government Obligations Fund - Class X	3.1%
Booking Holdings, Inc.	2.9%
JPMorgan Chase & Co.	2.8%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class C
Trading Symbol	RMBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$101	2.01%
[2]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.01%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Net Assets	$ 114,436,175
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,436,175	Portfolio Turnover	41%
Number of Holdings	40	30-Day SEC Yield (Class-Specific)	-0.79%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	12.0%
Alphabet, Inc. - Class A	7.1%
Amazon.com, Inc.	6.3%
NVIDIA Corp.	5.8%
Apple, Inc.	4.2%
Visa, Inc. - Class A	4.0%
AMETEK, Inc.	3.5%
First American Government Obligations Fund - Class X	3.1%
Booking Holdings, Inc.	2.9%
JPMorgan Chase & Co.	2.8%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class I
Trading Symbol	RMBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	1.01%
[3]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Net Assets	$ 114,436,175
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,436,175	Portfolio Turnover	41%
Number of Holdings	40	30-Day SEC Yield (Class-Specific)	0.17%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	12.0%
Alphabet, Inc. - Class A	7.1%
Amazon.com, Inc.	6.3%
NVIDIA Corp.	5.8%
Apple, Inc.	4.2%
Visa, Inc. - Class A	4.0%
AMETEK, Inc.	3.5%
First American Government Obligations Fund - Class X	3.1%
Booking Holdings, Inc.	2.9%
JPMorgan Chase & Co.	2.8%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class A
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class A
Trading Symbol	RMBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	1.35%
[4]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Net Assets	$ 206,388,559
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$206,388,559	Portfolio Turnover	16%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	0.90%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	7.0%
Primis Financial Corp.	5.3%
First Horizon Corp.	5.1%
USCB Financial Holdings, Inc.	4.6%
VersaBank	4.4%
Renasant Corp.	4.4%
Veritex Holdings, Inc.	3.8%
Origin Bancorp, Inc.	3.6%
Abacus Global Management, Inc.	3.3%
Business First Bancshares, Inc.	3.0%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class C
Trading Symbol	RMBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$102	2.10%
[5]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.10%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Net Assets	$ 206,388,559
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$206,388,559	Portfolio Turnover	16%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	0.23%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	7.0%
Primis Financial Corp.	5.3%
First Horizon Corp.	5.1%
USCB Financial Holdings, Inc.	4.6%
VersaBank	4.4%
Renasant Corp.	4.4%
Veritex Holdings, Inc.	3.8%
Origin Bancorp, Inc.	3.6%
Abacus Global Management, Inc.	3.3%
Business First Bancshares, Inc.	3.0%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class I
Trading Symbol	RMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.11%
[6]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Net Assets	$ 206,388,559
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$206,388,559	Portfolio Turnover	16%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	1.19%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	7.0%
Primis Financial Corp.	5.3%
First Horizon Corp.	5.1%
USCB Financial Holdings, Inc.	4.6%
VersaBank	4.4%
Renasant Corp.	4.4%
Veritex Holdings, Inc.	3.8%
Origin Bancorp, Inc.	3.6%
Abacus Global Management, Inc.	3.3%
Business First Bancshares, Inc.	3.0%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB International Fund
Class Name	Class I
Trading Symbol	RMBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.00%
[7]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
Net Assets	$ 255,419,506
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$255,419,506	Portfolio Turnover	20%
Number of Holdings	45	30-Day SEC Yield (Class-Specific)	1.82%

Holdings [Text Block]

Top 10 Holdings	(%)
Shell PLC	3.7%
First American Government Obligations Fund - Class X	3.7%
Anheuser-Busch InBev SA/N.V.	3.5%
ASML Holding N.V.	3.5%
Schneider Electric SE	3.4%
ING Groep N.V.	3.4%
BAE Systems PLC	3.3%
AstraZeneca PLC	3.2%
ITOCHU Corp.	3.1%
Novartis AG	3.0%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Small Cap Fund
Class Name	Class I
Trading Symbol	RMBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.95%
[8]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
Net Assets	$ 124,432,685
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$124,432,685	Portfolio Turnover	3%
Number of Holdings	48	30-Day SEC Yield (Class-Specific)	0.32%

Holdings [Text Block]

Top 10 Holdings	(%)
Curtiss-Wright Corp.	5.0%
First American Government Obligations Fund - Class X	4.9%
Stock Yards Bancorp, Inc.	3.7%
Monolithic Power Systems, Inc.	3.5%
Stifel Financial Corp.	3.5%
EastGroup Properties, Inc.	3.4%
Tyler Technologies, Inc.	3.3%
Fair Isaac Corp.	3.3%
Carpenter Technology Corp.	3.2%
TriCo Bancshares	3.2%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB SMID Cap Fund
Class Name	Class I
Trading Symbol	RMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.81%
[9]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
Net Assets	$ 75,645,718
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$75,645,718	Portfolio Turnover	6%
Number of Holdings	57	30-Day SEC Yield (Class-Specific)	0.24%

Holdings [Text Block]

Top 10 Holdings	(%)
Monolithic Power Systems, Inc.	4.1%
Pinnacle Financial Partners, Inc.	4.1%
Curtiss-Wright Corp.	3.4%
Fair Isaac Corp.	3.3%
Tyler Technologies, Inc.	3.3%
HEICO Corp.	3.2%
Markel Group, Inc.	3.1%
Watsco, Inc.	3.0%
Webster Financial Corp.	2.8%
Eagle Materials, Inc.	2.7%

Updated Prospectus Web Address	www.rmbfunds.com/documents

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[9]
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